RELATED PARTIES - VIE Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Cash and cash equivalents	$ 0	$ 0
Total assets	0	0
Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Cash and cash equivalents	202	205
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)	4,376	4,376
Total assets	4,578	4,581
Accumulated depreciation	$ 928	$ 928